Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans
(7)	Employee Benefit Plans

The Bank maintains a noncontributory defined benefit pension plan that covers substantially all of its employees. Benefits are computed based on employees' average final compensation and years of credited service. Pension expense amounted to approximately $557, $340 and $423 in 2011, 2010 and 2009, respectively. The change in benefit obligation, change in plan assets and funded status of the pension plan at December 31, 2011, 2010 and 2009 and pertinent assumptions are as follows:

	Pension Benefits
	2011	2010	2009
Change in Benefit Obligation

Benefit obligation at beginning of year	$6,697	6,253	5,814
Service cost	329	308	264
Interest cost	365	371	347
Actuarial loss	1,026	231	21
Benefits paid	(1,644)	(466)	(193)
Settlement Loss	119	—	—

Benefit obligation at end of year	$6,892	6,697	6,253

Change in Plan Assets

Fair value of plan assets at beginning of year	5,024	4,865	3,847
Actual return on plan assets	(38)	625	1,210
Employer contribution	1,047	—	—
Benefit paid	(1,644)	(466)	(193)

Fair value of plan assets at end of year	$4,389	5,024	4,864

Funded Status at the End of the Year	(2,503)	(1,673)	(1,388)

Amounts Recognized in the Balance Sheet
Other liabilities, accrued pension	(2,503)	(1,673)	(1,388)

Amounts Recognized in Accumulated Other Comprehensive Income Net of Tax Effect
Unrecognized net actuarial loss	1,684	814	846
Prior service cost	—	—	3
Net obligation in transition	—	—	2

Benefit obligation included in accumulated other comprehensive income	$1,684	814	851

Funded Status
Benefit obligation	(6,892)	(6,697)	(6,253)
Fair value of assets	4,389	5,024	4,864
Unrecognized net actuarial loss	2,553	1,233	1,282
Unrecognized net obligation at transition	—	—	4
Unrecognized prior service cost	—	—	4

(Accrued)/prepaid benefit cost included in the balance sheet	$50	(440)	(99)

	Pension Benefits
	2011	2010	2009
Weighted Average Assumptions as of December 31, 2011 and 2010 and September 30, 2009:
Discount rate	4.50%	5.50%	6.00%
Expected long-term return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	3.00%	4.00%	4.00%

	Pension Benefits
	2011	2010	2009
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income Net of Tax Effect
Net (gain)/loss	$871	(32)	(654)
Prior service cost	—	—	—
Amortization of prior service cost	—	(3)	(3)
Net obligation at transition	—	—	—
Amortization of net obligation at transition	—	(2)	(3)

Total recognized in other comprehensive income	$871	(37)	(660)

Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income	$1,877	285	(578)

The estimated portion of prior service cost and net transition obligation included in accumulated other comprehensive income that will be recognized as a component of net periodic pension cost over the next fiscal year are each $0.

The Company selects the expected long-term rate-of-return-on-assets assumption in consultation with its investment advisors and actuary. This rate is intended to reflect the average rate of return expected to be earned on the funds invested or to be invested to provide plan benefits. Historical performance is reviewed – especially with respect to real rates of return (net of inflation) – for the major asset classes held or anticipated to be held by the trust, and for the trust itself. Undue weight is not given to recent experience, which may not continue over the measurement period, and higher significance is placed on current forecasts of future long-term economic conditions.

Because assets are held in a qualified trust, anticipated returns are not reduced for taxes. Further – solely for this purpose – the plan is assumed to continue in force and not terminate during the period during which assets are invested. However, consideration is given to the potential impact of current and future investment policy, cash flow into and out of the trust, and expenses (both investment and non-investment) typically paid from plan assets (to the extent such expenses are not explicitly estimated within periodic cost).

The components of net pension benefit cost under the plan for the years ended December 31, 2011, 2010 and 2009 is summarized as follows:

	Pension Benefits
	2011	2010	2009

Service cost	$329	308	265
Interest cost	364	371	347
Expected return on plan assets	(459)	(383)	(306)
Recognized net (gain)/loss due to settlement	287
Net amortization	—	6	9
Recognized net actuarial loss	36	38	108

Net pension benefit cost	$557	340	423

Projected Benefit Payments

The projected benefit payments under the plan are summarized as follows for the years ending December 31:

2012	$29
2013	52
2014	75
2015	98
2016	193
2017-2021	1,532

Plan Asset Allocation

Plan assets are held in a pooled pension trust fund administered by the Virginia Bankers Association. The pooled pension trust fund is sufficiently diversified to maintain a reasonable level of risk without imprudently sacrificing return, with a targeted asset allocation of 20% fixed income and 80% equities. The Investment Manager selects investment fund managers with demonstrated experience and expertise, and funds with demonstrated historical performance, for the implementation of the pension plan's investment strategy. The Investment Manager will consider both actively and passively managed investment strategies and will allocate funds across the asset classes to develop an efficient investment structure.

It is the responsibility of the Virginia Bankers Association to administer the investments of the pooled pension trust fund within reasonable costs, being careful to avoid sacrificing quality. These costs include, but are not limited to, management and custodial fees, consulting fees, transaction costs and other administrative costs.

The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs. Following is a description of the valuation methodologies used for assets measured at fair value.

Mutual funds-fixed income and equity funds: Valued at the net asset value of shares held at year-end.

Cash and equivalents: Valued at cost which approximates fair value.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different fair value measurement as of December 31, 2011.

The following table presents the fair value of the assets, by asset category, at December 31, 2011 and 2010.

	2011	2010
Cash and equivalents	$263	$—
Mutual funds-fixed income	966	1,055
Mutual funds-equity	3,160	3,969

Total assets at fair value	$4,389	$5,024

The following table sets forth by level, within the fair value hierarchy, the assets carried at fair value as of December 31, 2011 and 2010.

	Assets at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
Cash and equivalents	$263	$—	$—	$263
Mutual funds-fixed income	966	—	—	966
Mutual funds-equity	3,160	—	—	3,160

Total assets at fair value	$4,389	$—	$—	$4,389

	Assets at Fair Value as of December 31, 2010
	Level 1	Level 2	Level 3	Total
Cash and equivalents	$—	$—	$—	$—
Mutual funds-fixed income	1,055	—	—	1,055
Mutual funds-equity	3,969	—	—	3,969

Total assets at fair value	$5,024	$—	$—	$5,024

Contributions

The Company expects to contribute $489 to its pension plan in 2012.

The Company also has a 401(k) plan under which the Company matches employee contributions to the plan. In 2011 and 2010, the Company matched 100% of the first 1% of salary deferral and 50% of the next 5% of salary deferral to the 401(k) savings provision. The amount expensed for the 401(k) plan was $114 during the year ended December 31, 2011 and $110 during the year ended December 31, 2010.